Discontinued Operations - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 03, 2017
Park and HGV spin-offs [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution of spin-off companies stock to stockholders			100.00%
Park and HGV spin-offs [member] | Transition Services Agreement [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, period of involvement after disposal		2 years
HGV spin-off [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Spin-off company common stock distributed for every ten shares of the Company's common stock			1
Common stock to receive for spin-off company common stock			10
HGV spin-off [member] | Franchise and licensing fees [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues from discontinued operations after disposal	$ 98	$ 87
HGV spin-off [member] | Licensing agreement [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, period of involvement after disposal		100 years
Royalty fee rate		5.00%
Park spin-off [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Spin-off company common stock distributed for every five shares of the Company's common stock			1
Common stock to receive for spin-off company common stock			5
Park spin-off [member] | Management and franchise [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues from discontinued operations after disposal	154	$ 157
Park spin-off [member] | Other revenue from managed and franchised properties [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues from discontinued operations after disposal	$ 1,167	$ 1,197